Fair Value of Financial Instruments - Carrying Values and Estimated Fair Values of Debt Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	$ 710,325	$ 0
Principal amount outstanding	710,349	0
Line of Credit
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	710,325
Long-term debt, fair value	710,325
Revolving Credit Facility | Line of Credit
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	460,325	0
Principal amount outstanding	460,349	0
SG Funding Facility | Line of Credit
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	250,000	0
Long-term debt, fair value	250,000
Principal amount outstanding	$ 250,000	$ 0